DERIVATIVES	12 Months Ended
Dec. 31, 2010
Derivative Instruments And Hedges [Abstract]
DERIVATIVES

NOTE 11: DERIVATIVES

Derivatives utilized by the Group include interest rate, cross currency interest rate and foreign exchange swaps, financial futures, outright foreign exchange forwards and option contracts.

Interest-rate swap transactions generally involve the exchange of fixed and floating-rate interest payment obligations over a prescribed period of time without the exchange of the underlying principal amounts. Cross currency interest rate swaps generally involve the exchange of both interest and principal amounts in two different currencies over a prescribed period of time. Foreign exchange swaps involve the exchange through simultaneous spot and forward foreign exchange transactions of principal amounts in two different currencies. Financial future contracts are contracts in which the buyer agrees to purchase and the seller agrees to make delivery of a specific financial instrument at a predetermined price or yield. Outright foreign exchange forward contracts are agreements to exchange at a specified future date, currencies of different countries at a specified rate. An option contract is an agreement that conveys to the purchaser the right, but not the obligation, to buy or sell a quantity of a financial instrument, index, or currency at a predetermined rate or price during a period or at a time in the future. Option agreements can be transacted on organized exchanges or directly between parties.

Asset—Liability management activities

Interest rate and foreign exchange contracts are utilized in the Group's Asset Liability Management (“ALM”) process. The Group maintains an overall interest rate risk management strategy that incorporates the use of interest rate contracts to minimize significant unplanned fluctuations in fair value caused by interest rate volatility. As a result of interest rate fluctuations, hedged fixed-rate assets and liabilities appreciate or depreciate in market value. Gains or losses on the derivative instruments that are linked to the hedged fixed-rate assets and liabilities are expected to substantially offset this appreciation or depreciation. The Group uses foreign currency contracts to manage the foreign exchange risk associated with certain foreign denominated assets and liabilities.

Fair value and net investment economic hedges

The Group uses various types of interest rate and foreign currency exchange rate derivative contracts to protect against changes in the fair value of its fixed rate assets and liabilities due to fluctuations in interest and exchange rates. None of these derivatives has been designated as hedging instruments, although the management of the Group believes that they provide effective economic hedges.

The Group also economically hedges against its net investment in consolidated foreign operations with functional currencies other than the Euro using synthetic forward foreign exchange contracts. These derivatives do not qualify for hedge accounting under ASC 815 “Derivatives and Hedging”, although the management of the Group believes that they provide effective economic hedges.

Credit risk associated with derivative activities

Credit risk associated with derivatives is measured as the net replacement cost should the counterparties with contracts in a gain position to the Group completely fail to perform under the terms of those contracts assuming no recoveries of underlying collateral. In managing credit risk associated with its derivative activities, the Group deals primarily with commercial banks, broker-dealers and corporations. In addition, the Group reduces credit risk by obtaining collateral based on individual assessment of counterparties. Required collateral levels vary depending on the credit risk rating and the type of counterparty. Generally, the Group accepts collateral in the form of cash and other marketable securities.

A portion of the derivative activity involves exchange-traded instruments. Exchange-traded instruments conform to standard terms and are subject to policies set by the exchange involved, including counterparty approval, margin requirements and security deposit requirements. Management believes the credit risk associated with these types of instruments is minimal.

Fair value of derivative instruments reported in the balance sheet

The following tables present the contract or notional amounts and the fair value amounts (which represent the maximum exposure to credit risk) at December 31, 2009 and 2010 of the Group's derivative asset and liability positions held for trading and economic hedging purposes. These derivative positions are primarily executed in the over-the-counter market. The credit risk amounts presented below do not consider the value of any collateral held.

Derivative Assets(1)

	2009		2010
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value
	(EUR in thousands)		(EUR in thousands)
Cross currency interest rate swaps	2,168,376	131,049	3,454,366	188,836
Financial futures	3,229,732	39,842	3,335,302	3,252
Foreign exchange swaps	3,078,929	106,581	3,674,988	136,369
Forward rate agreements	24,367	629	70,070	1,334
Interest rate swaps	30,622,362	1,512,920	31,831,783	1,304,386
Options	3,855,720	72,789	3,418,324	87,725
Outright foreign exchange forwards	371,144	7,451	347,979	7,728
Commodity swaps and other	-	-	22,041	1,562
Total	43,350,630	1,871,261	46,154,853	1,731,192

Derivative Liabilities(1)

	2009		2010
	Contract/		Contract/
	Notional	Fair	Notional	Fair
	amount	Value	amount	Value
	(EUR in thousands)		(EUR in thousands)
Cross currency interest rate swaps	1,340,197	163,072	3,624,583	373,142
Financial futures	1,083,455	29,747	814,882	10,014
Foreign exchange swaps	2,371,779	23,136	2,288,243	87,889
Forward rate agreements	56,107	264	23,968	847
Interest rate swaps	25,675,742	1,068,706	22,577,707	1,207,035
Options	1,724,510	39,973	2,700,805	93,567
Outright foreign exchange forwards	554,782	5,115	406,583	12,934
Commodity swaps and other	-	-	22,571	1,923
Total	32,806,572	1,330,013	32,459,342	1,787,351

(1) Includes both long and short derivative positions.

Gains and losses on derivative instruments
Gains and losses on derivative instruments are presented within Net trading loss in the Income Statement and for the year ended December 31, 2009 and 2010 are analyzed as follows:
	2009	2010
	Net	Net
	gains/(losses)	gains/(losses)
	(EUR in thousands)	(EUR in thousands)
Interest rate swaps and cross currency interest rate swaps	(224,000)	(585,082)
Financial futures	(6,590)	(227,366)
Foreign exchange swaps	44,215	5,042
Forward rate agreements	15,059	(1,875)
Options	(852)	(127,263)
Outright foreign exchange forwards	4,473	(13,051)
Commodity swaps and other	-	5,453
Total	(167,695)	(944,142)